Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended
	Feb. 04, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025
Cohen & Steers Real Estate Active ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Fund NAV
Accumulated Value	$ 10,000	$ 10,409	$ 10,251	$ 10,208	$ 10,372	$ 10,420	$ 10,360	$ 10,542	$ 10,593
Cohen & Steers Preferred and Income Opportunities Active ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Fund NAV
Accumulated Value	10,000	10,085	10,020	9,998	10,172	10,357	10,480	10,564	$ 10,720
Cohen & Steers Natural Resources Active ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Fund NAV
Accumulated Value	10,000	9,683	9,948	9,751	10,270	10,754	10,845	11,419	$ 11,888
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Nareit All Equity REITs Index
Accumulated Value	10,000	10,447	10,201	9,999	10,114	10,106	9,996	10,331	$ 10,376
Cohen & Steers Preferred and Income Opportunities Active ETF | ICE Large Cap Capital Securities Index USD Hedged
Account Value [Line Items]
Line Graph and Table Measure Name									ICE Large Cap Capital Securities Index USD Hedged
Accumulated Value	10,000	10,087	10,017	9,994	10,125	10,274	10,394	10,468	$ 10,589
Cohen & Steers Natural Resources Active ETF | S&P Global Natural Resources Index - net
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Global Natural Resources Index - net
Accumulated Value	10,000	9,946	10,094	9,785	10,070	10,423	10,498	11,183	$ 11,398
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Index
Accumulated Value	10,000	9,873	9,317	9,254	9,836	10,336	10,568	10,783	$ 11,176
Cohen & Steers Preferred and Income Opportunities Active ETF | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name									ICE BofA U.S. All Capital Securities Index
Accumulated Value	10,000	10,108	9,993	9,893	10,008	10,176	10,298	10,421	$ 10,577
Cohen & Steers Natural Resources Active ETF | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI World Index - net
Accumulated Value	$ 10,000	$ 9,954	$ 9,511	$ 9,596	$ 10,164	$ 10,602	$ 10,739	$ 11,019	$ 11,373